Investment Objectives and Goals	Oct. 01, 2025
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Credit Suisse Floating Rate High Income Fund
Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Credit Suisse Strategic Income Fund